Consolidated Statements of Equity and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Comprehensive income (loss) attributable to CNinsure Inc. USD ($)	Comprehensive income (loss) attributable to CNinsure Inc. CNY	Comprehensive income (loss) attributable to noncontrolling interest USD ($)	Comprehensive income (loss) attributable to noncontrolling interest CNY	Share Capital USD ($)	Share Capital CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	(Accumulated deficit) retained earnings USD ($)	(Accumulated deficit) retained earnings CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY
Balance at Dec. 31, 2008		1,846,071						7,036		1,666,723		71,237		80,462		(73,810)		94,423
Balance (in shares) at Dec. 31, 2008								912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		279,014		300,841		(21,827)								300,841				(21,827)
Foreign currency translation		1,268		1,268												1,268
Comprehensive income (loss)				302,109		(21,827)
Share-based compensation		6,609								6,609
Dividends		(68,558)								(68,558)
Provision for statutory reserves												32,640		(32,640)
Acquisition of subsidiaries		122,301																122,301
Balance at Dec. 31, 2009		2,186,705						7,036		1,604,774		103,877		348,663		(72,542)		194,897
Balance (in shares) at Dec. 31, 2009								912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		416,330		422,308		(5,978)								422,308				(5,978)
Foreign currency translation		(10,818)		(10,818)												(10,818)
Comprehensive income (loss)				411,490		(5,978)
Issuance of ordinary shares upon follow-on offering on July 14, 2010		743,767						623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)								92,000,000
Exercise of share options		10,075						34		10,041
Exercise of share options (in shares)	5,100,780							5,100,780
Repurchase of ordinary shares	(5,604)	(37,287)						(44)		(37,243)
Repurchase of ordinary shares (in shares)	(6,621,180)							(6,621,180)
Share-based compensation		22,211								22,211
Dividends		(80,985)								(80,985)
Provision for statutory reserves												32,806		(32,806)
Acquisition of subsidiaries		272,061																272,061
Acquisition of additional interests in a subsidiary		(2,410)								(93)								(2,317)
Disposal of subsidiaries		(2,586)										(2)						(2,584)
Balance at Dec. 31, 2010		3,517,063						7,649		2,261,849		136,681		738,165		(83,360)		456,079
Balance (in shares) at Dec. 31, 2010								1,002,977,326
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(97,958)	(616,537)		(299,374)		(317,163)								(299,374)				(317,163)
Foreign currency translation		(18,291)		(18,291)												(18,291)
Comprehensive income (loss)			(50,472)	(317,665)	(50,392)	(317,163)
Exercise of share options		5,305						17		5,288
Exercise of share options (in shares)	2,670,340							2,670,340
Repurchase of ordinary shares	(2,093)	(13,722)						(20)		(13,702)
Repurchase of ordinary shares (in shares)	(3,106,220)							(3,106,220)
Share-based compensation		57,003								57,003
Provision for statutory reserves												34,004		(34,004)
Capital injection by noncontrolling interest		6,937																6,937
Acquisition of additional interests in a subsidiary		(42,636)								(37,858)								(4,778)
Disposal of subsidiaries		(16,127)										(3,538)		3,538				(16,127)
Balance at Dec. 31, 2011	$ 457,426	2,878,995					$ 1,215	7,646	$ 361,077	2,272,580	$ 26,557	167,147	$ 64,876	408,325	$ (16,151)	(101,651)	$ 19,852	124,948
Balance (in shares) at Dec. 31, 2011							1,002,541,446